Offerings	Apr. 02, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share
Amount Registered | shares	1,230,382
Proposed Maximum Offering Price per Unit	9.26
Maximum Aggregate Offering Price	$ 11,393,337.32
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,573.42
Offering Note	1.Represents additional shares of Velo3D, Inc.'s (the "Registrant") common stock reserved for issuance under the Velo3D, Inc. 2021 Equity Incentive Plan ("2021 EIP") resulting from the automatic annual increase in the number of authorized shares reserved and available for issuance under the 2021 EIP. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's common stock that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without the Registrant's receipt of consideration which results in an increase in the number of the outstanding shares of the Registrant's common stock. The proposed maximum offering price per share is estimated pursuant to Rule 457(c) and 457(h) under the Securities Act solely for the purpose of calculating the registration fee. The price of $9.26 per share represents the average of the high and low prices of the Registrant's common stock as quoted on the Nasdaq Capital Market on March 30, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share
Amount Registered | shares	246,076
Proposed Maximum Offering Price per Unit	9.26
Maximum Aggregate Offering Price	$ 2,278,663.76
Fee Rate	0.01381%
Amount of Registration Fee	$ 314.68
Offering Note	2.Represents additional shares of the Registrant's common stock reserved for issuance under the Velo3D, Inc. 2021 Employee Stock Purchase Plan ("2021 ESPP") resulting from the automatic annual increase in the number of authorized shares reserved and available for issuance under the 2021 ESPP. Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional shares of the Registrant's common stock that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without the Registrant's receipt of consideration which results in an increase in the number of the outstanding shares of the Registrant's common stock. The proposed maximum offering price per share is estimated pursuant to Rule 457(c) and 457(h) under the Securities Act solely for the purpose of calculating the registration fee. The price of $9.26 per share represents the average of the high and low prices of the Registrant's common stock as quoted on the Nasdaq Capital Market on March 30, 2026